Condensed Consolidated Statements of Redeemable Preferred Units and Members' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Hoya Intermediate, LLC	Hoya Intermediate, LLC Common units	Hoya Intermediate, LLC Additional Paid-in Capital	Hoya Intermediate, LLC Accumulated Deficit	Hoya Intermediate, LLC Accumulated other comprehensive income (loss)	Hoya Intermediate, LLC Redeemable Senior Preferred Units [Member]	Hoya Intermediate, LLC Redeemable Preferred Units [Member]
Balance at the beginning at Dec. 31, 2018							$ 182,755	$ 9,939
Balance at the beginning (in shares) at Dec. 31, 2018							100	100
Balance at the beginning at Dec. 31, 2018		$ 596,669	$ 0	$ 790,003	$ (198,642)	$ 5,308
Balance at the beginning (in shares) at Dec. 31, 2018			100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(53,848)			(53,848)
Unrealized gain (loss) on derivative instruments		(7,225)				(7,225)
Deemed contribution from parent		5,174		5,174
Accretion of senior preferred units		(14,399)		(14,399)			$ 14,399
Distributions to parent		(8,095)		(8,095)
Balance at the end at Dec. 31, 2019		518,276	$ 0	772,683	(252,490)	(1,917)
Balance at the end (in shares) at Dec. 31, 2019			100
Balance at the end (in shares) at Dec. 31, 2019							100	100
Balance at the end at Dec. 31, 2019							$ 197,154	$ 9,939
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(740,828)			(740,828)
Unrealized gain (loss) on derivative instruments		887				887
Deemed contribution from parent		3,475		3,475
Accretion of senior preferred units		(14,714)		(14,714)			$ 14,714
Distributions to parent		(120)		(120)
Balance at the end at Sep. 30, 2020		(233,024)		761,324	(993,318)	(1,030)
Balance at the end (in shares) at Sep. 30, 2020			100
Balance at the end (in shares) at Sep. 30, 2020							100	100
Balance at the end at Sep. 30, 2020							$ 211,868	$ 9,939
Balance at the beginning at Dec. 31, 2019							$ 197,154	$ 9,939
Balance at the beginning (in shares) at Dec. 31, 2019							100	100
Balance at the beginning at Dec. 31, 2019		518,276	$ 0	772,683	(252,490)	(1,917)
Balance at the beginning (in shares) at Dec. 31, 2019			100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(774,185)			(774,185)
Unrealized gain (loss) on derivative instruments	$ 887	1,095				887
Loss reclassified from accumulated other comprehensive loss to earnings		208				208
Deemed contribution from parent		4,287		4,287
Accretion of senior preferred units		(21,134)		(21,134)			$ 21,134
Distributions to parent		(120)		(120)
Balance at the end at Dec. 31, 2020		(271,781)	$ 0	755,716	(1,026,675)	(822)
Balance at the end (in shares) at Dec. 31, 2020			100
Balance at the end (in shares) at Dec. 31, 2020							100	100
Balance at the end at Dec. 31, 2020							$ 218,288	$ 9,939
Balance at the beginning at Jun. 30, 2020							$ 209,476	$ 9,939
Balance at the beginning (in shares) at Jun. 30, 2020							100	100
Balance at the beginning at Jun. 30, 2020		(193,727)		762,653	(953,102)	(3,278)
Balance at the beginning (in shares) at Jun. 30, 2020			100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(40,216)			(40,216)
Unrealized gain (loss) on derivative instruments		2,248				2,248
Deemed contribution from parent		1,099		1,099
Accretion of senior preferred units		(2,392)		(2,392)			$ 2,392
Distributions to parent		(36)		(36)
Balance at the end at Sep. 30, 2020		(233,024)		761,324	(993,318)	(1,030)
Balance at the end (in shares) at Sep. 30, 2020			100
Balance at the end (in shares) at Sep. 30, 2020							100	100
Balance at the end at Sep. 30, 2020							$ 211,868	$ 9,939
Balance at the beginning at Dec. 31, 2020							$ 218,288	$ 9,939
Balance at the beginning (in shares) at Dec. 31, 2020							100	100
Balance at the beginning at Dec. 31, 2020		(271,781)	$ 0	755,716	(1,026,675)	(822)
Balance at the beginning (in shares) at Dec. 31, 2020			100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(19,453)			(19,453)
Unrealized gain (loss) on derivative instruments		822				822
Deemed contribution from parent		3,471		3,471
Accretion of senior preferred units		(16,201)		(16,201)			$ 16,201
Balance at the end at Sep. 30, 2021	0	(303,142)		742,986	(1,046,128)
Balance at the end (in shares) at Sep. 30, 2021			100
Balance at the end (in shares) at Sep. 30, 2021							100	100
Balance at the end at Sep. 30, 2021							$ 234,489	$ 9,939
Balance at the beginning at Jun. 30, 2021							$ 231,931	$ 9,939
Balance at the beginning (in shares) at Jun. 30, 2021							100	100
Balance at the beginning at Jun. 30, 2021		(300,243)		744,347	(1,044,281)	(309)
Balance at the beginning (in shares) at Jun. 30, 2021			100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(1,847)			(1,847)
Unrealized gain (loss) on derivative instruments		309				$ 309
Deemed contribution from parent		1,197		1,197
Accretion of senior preferred units		(2,558)		(2,558)			$ 2,558
Balance at the end at Sep. 30, 2021	$ 0	$ (303,142)		$ 742,986	$ (1,046,128)
Balance at the end (in shares) at Sep. 30, 2021			100
Balance at the end (in shares) at Sep. 30, 2021							100	100
Balance at the end at Sep. 30, 2021							$ 234,489	$ 9,939